Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Federal depository insurance corporation	$ 250,000	$ 250,000
Cash equivalents
Aggregate purchase (in Shares)		20,000,000